Subsequent Events (Details) - CAD ($)	Jan. 04, 2021	Dec. 31, 2020
Common [Table]
Share Conversation Ratio Upon Merger - Common Shares		0.7845
Share Conversation Ratio Upon Merger - Preferred Shares		0.0651
Performance Share Unit Payment Upon Completion of Strategic Combination	$ 122